UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

               FORM N-QQuarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company



                  Investment Company Act File Number: 811-4653



                     The American Funds Tax-Exempt Series I
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                     Date of fiscal year end: July 31, 2006

                   Date of reporting period: October 31, 2005





                               Jennifer L. Butler
                                    Secretary
                     The American Funds Tax-Exempt Series I
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)

ITEM 1 - Schedule of Investments

Tax-Exempt Fund of Maryland(R)
Investment portfolio

October 31, 2005

                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 95.19%                                                                                        (000)           (000)
------------------------------------------------------------------------------------------------------------------------------------

MARYLAND -- 83.38%
STATE ISSUERS -- 47.16%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds,
        GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022                                                  $2,000           $2,018
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
   Series 1998-B, AMT, 5.00% 2008                                                                             1,610            1,645
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
   Series 1998-B, AMT, 5.00% 2009                                                                             1,680            1,744
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
   Series 2001-H, AMT, 5.20% 2022                                                                               900              919
Dept. of Transportation, Consolidated Transportation Bonds, Ref. Series 2003, 4.00% 2008                      1,000            1,023
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017                           2,000            2,259
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014                           4,000            4,413
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018                           1,000            1,062
Dept. of Transportation, Project Certs. of Part. (Mass Transit Administration Project), Series 2000,
        AMT, 5.00% 2008                                                                                       1,415            1,473
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25% 2012 1,000            1,073
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2013 1,500            1,633
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014       1,755            1,874
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019      1,500            1,634
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)2,000            2,379
Econ. Dev. Corp., Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
   Series 2002, AMT, 2.30% 2016 (put 2006)                                                                    2,000            1,988
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project),
   Series 2001, AMBAC insured, 5.25% 2011                                                                     3,425            3,695
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project),
   Series 2001, AMBAC insured, 5.375% 2015                                                                    2,230            2,414
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water
   Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010                                         3,500            3,648
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010                            2,000            2,183
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011                            1,000            1,096
G.O. Bonds, State and Local Facs., First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016 1,500            1,663
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series W, 5.00% 2011 (preref. 2009)              500              534
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series X, 5.25% 2012 (preref. 2009)            2,000            2,153
G.O. Bonds, State and Local Facs., Second Series Loan of 2002, Series B, 5.25% 2009                           1,000            1,061
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. -
   Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019                                               1,500            1,508
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. -
   Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026                                               1,640            1,652
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions
   Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034                                                 880              900








                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Bonds & notes                                                                                                 (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------

STATE ISSUERS (continued)
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue),
   Series 1998, FSA insured, 5.125% 2028                                                                     $1,000       $    1,044
Health and Higher Educational Facs. Auth., Rev. Bonds (Good Samaritan Hospital Issue),
   Series 1993, 5.70% 2009 (escrowed to maturity)                                                             1,000            1,065
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
   Series 1993, 5.50% 2013 (escrowed to maturity)                                                             1,680            1,745
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
   Series 1993, 5.50% 2021 (escrowed to maturity)                                                             1,000            1,040
Health and Higher Educational Facs. Auth., Rev. Bonds (Institute College of Art Issue), Series 2001,
   5.50% 2032                                                                                                 1,250           1,290
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015         1,000            1,053
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012    1,000            1,061
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018    1,000            1,057
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured,
5.25% 2038                                                                                                    1,500            1,655
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035          2,000            2,102
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-B, 5.00% 2008          1,000            1,013
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2008    1,500            1,558
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2009      400              419
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
   Series 2000, 6.75% 2030 (preref. 2010)                                                                     2,000            2,289
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00%
    2012                                                                                                      1,000            1,031
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A,
    5.75% 2025                                                                                                1,000            1,049
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue),
    Series 1998, 5.25% 2014                                                                                   2,505            2,672
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue),
    Series 2001-A, 5.00% 2011                                                                                 1,000            1,068
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue),
    Series 2001-A, 5.00% 2013                                                                                 1,000            1,064
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue),
    Series 2002-A, 5.00% 2032                                                                                 1,000            1,025
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013    1,000            1,050
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015      500              549
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016    3,500            3,829
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033    1,000            1,038
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue),
   Series 1996, FSA insured, 6.50% 2013                                                                       2,000            2,279
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Roland Park Place Issue),
   Series 1999, 5.50% 2014                                                                                      525              531
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.),
   Series 2005-A, 6.00% 2035                                                                                  1,000            1,020
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A,
   FGIC insured, 5.00% 2020                                                                                   1,375            1,452
Northeast Maryland Waste Disposal Auth., Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit Project),
   Series 1998, AMT, 5.00% 2012                                                                               2,500            2,548
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Bonds (Montgomery County Resource Recovery Project),
   Series 1993-A, AMT, 6.00% 2007                                                                             1,000            1,032
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal
System),
   Series 2003, AMT, AMBAC insured, 5.25% 2009                                                                1,000            1,050
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal
System),
   Series 2003, AMT, AMBAC insured, 5.50% 2010                                                                2,500            2,673
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal
System),
   Series 2003, AMT, AMBAC insured, 5.50% 2016                                                                1,000            1,071
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects),
   Series 2002-B, AMT, AMBAC insured, 5.375% 2015                                                             2,000            2,128
Transportation Auth., Facs. Project, Rev. Bonds (Transportation Facs. Projects), Series 1992, 5.80% 2006      1,000            1,018
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013                           1,000            1,011
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.00% 2013                           1,010            1,080
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022                          2,000            2,110
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2013                           1,500            1,618
                                                                                                                             105,031






                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Bonds & notes                                                                                                 (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------

CITY & COUNTY ISSUERS -- 36.22%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034                  $2,000           $2,002
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034                   3,000            3,001
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018                   1,165            1,248
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021                   1,350            1,436
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012                                                      1,000            1,091
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009) 2,000            2,285
Anne Arundel County, Special Obligation Bonds (National Business Park Project),
   Series 2000, 7.375% 2028 (preref.2010)                                                                     1,500            1,768
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012          1,520            1,554
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010                  2,000            2,163
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)   3,000            3,276
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)                1,500            1,620
Mayor and City Council of Baltimore, Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.),
   Series 1996-A, FGIC insured, 5.90% 2009                                                                    1,500            1,626
Mayor and City Council of Baltimore, Port Fac. Rev. Bonds (Consolidation Coal Sales Company Project),
   Series 1984-B, 6.50% 2011                                                                                    500              527
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A,
   FGIC insured, 5.00% 2024                                                                                     410              442
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects),
   Series 2002-A, FGIC insured, 5.00% 2021                                                                    1,225            1,281
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects),
   Series 1994-A, FGIC insured, 6.00%                                                                         1,500            1,701
Calvert County, Econ. Dev. Rev. Ref. Bonds (Asbury-Solomons Island Fac.),
   Series 1997, MBIA insured, 5.00% 2009                                                                      1,000           1,049
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds,
   Series 1999-A, ASSET GUARANTY insured, RADIAN insured, 5.50% 2019                                          1,265            1,328
Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public
   Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010                                         1,000            1,070
Frederick County, G.O. Public Facs. Bonds, Series 2000, 5.10% 2017 (preref. 2010)                             1,000            1,083
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025             3,000            3,174
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030            1,000            1,047
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030            1,461            1,535
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds,
    Series 2002-A, 5.25% 2014 (preref.2012)                                                                     205              223
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014           795              862
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034       3,650            3,730
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project),
    Series 2002-A, 3.25% 2011                                                                                 1,000              978
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016               1,000            1,065
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013 (preref. 2010)       1,000            1,082
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2011                      1,000            1,059
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2012                      1,000            1,063
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015                      2,000            2,172
Montgomery County, Housing Opportunities Commission, Housing Dev. Bonds (The Metropolitan),
    Issue 1995-A, 6.10% 2015                                                                                  2,025            2,068
Montgomery County, Housing Opportunities Commission, Single-family Mortgage Rev. Bonds,
    Series 1998-B, 4.80% 2009                                                                                   435             440
Montgomery County, Housing Opportunities Commission, Single-family Mortgage Rev. Bonds,
    Series 1998-B, 4.90% 2010                                                                                   360             374
Montgomery County, Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A, 6.00% 2014 (preref. 2006)        2,355            2,464
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013      1,000            1,075
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021    2,260            2,477
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A,
   RADIAN insured, 5.375% 2020                                                                                  750              791
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A,
   RADIAN insured, 6.70% 2027                                                                                 1,680            1,889
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized -
   Langley Garden Apartments Project), Series 1997-A, AMT, 5.60% 2017                                         1,130            1,179
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized -
   Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012                                         440              434
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized -
   Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023                                       1,000            1,017
Industrial Dev. Auth. of Prince George's County, Rev. Ref. Lease Bonds (Upper Marlboro
   Justice Center Project), Series 2003-A, MBIA insured, 5.00% 2014                                           1,500            1,605




                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Bonds & notes                                                                                                 (000)            (000)
--------------------------------------------------------------------------------------------------------------------

CITY & COUNTY ISSUERS (continued)
Prince George's County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034          $4,000       $    4,013
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
   Series 1997-A, 8.00% 2026                                                                                  1,750            1,859
Prince George's County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035             2,450            2,464
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O.
   Ref. Bonds of 1997, 5.75% 2017                                                                             1,510            1,745
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties,
   G.O. Ref. Bonds of 2001, 4.50% 20153,000          3,089
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties,
   G.O. Sewage Disposal Ref. Bonds of 2003, 5.00% 2012                                                        1,000            1,080
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties,
   G.O. Water Supply Bonds of 2005, 5.00% 2019                                                                1,000            1,070
                                                                                                                              80,674

DISTRICT OF COLUMBIA -- 0.71%
Washington Metropolitan Area Transit Auth., Gross Transit Rev. Ref. Bonds, Series 1993,
   FGIC insured, 6.00% 2008                                                                                   1,480          1,584


PUERTO RICO -- 9.44%
Electric Power Auth., Rev. Bonds, Series DD, FSA insured, 4.50% 2019                                          1,000            1,017
Electric Power Auth., Rev. Ref. Bonds, Series GG, FSA insured, 4.75% 2021                                     1,020            1,044
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011                                    1,000            1,069
Electric Power Auth., Rev. Ref. Bonds, Series Y, MBIA insured, 7.00%  2007                                    1,000            1,062
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)     2,000            2,120
Industrial, Medical, Higher Education and Environmental Pollution Control Facs. Fncg. Auth.,
   Special Fac. Rev. Bonds (American Airlines, Inc. Project), Series 1985-A, 6.45% 2025                         500              354
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)                      4,500            4,877
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026                                  455              532
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)            45               55
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)                     5,255            5,689
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)       2,500            2,698
Public Improvement G.O. Ref. Bonds, Series 1998, 5.00% 2007                                                     500              514
                                                                                                                              21,031

VIRGIN ISLANDS -- 1.66%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009                  1,500            1,572
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010                  1,000            1,044
Public Fin. Auth., Rev. Bonds (Gross Receipts Taxes Loan Note), Series 2003-A, FSA insured, 5.25% 2017        1,000            1,092
                                                                                                                               3,708

Total bonds & notes (cost: $205,650,000)                                                                                     212,028




Short-term securities -- 3.44%
------------------------------------------------------------------------------------------------------------------------------------

Baltimore County, Maryland, Econ. Dev. Rev. Bonds (Garrison Forest School, Inc. Project), Series 2001, 2.72%
2026(1)                                                                                                         300              300
Maryland Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project),
   Series 2004-A, AMBAC insured, 2.71% 2034(1)                                                                1,600            1,600
Maryland Econ. Dev. Corp., Rev. Bonds (American Urological Association Education and Research, Inc. Project),
   Series 2002, 2.70% 2032(1)                                                                                 1,000            1,000
Maryland Econ. Dev. Corp., Rev. Bonds (CHF - College Park, LLC - South Campus Project),
   Series 2000-A, 2.71% 2032(1)                                                                               1,300            1,300






                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Short-term securities                                                                                         (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------

Maryland Econ. Dev. Corp., Rev. Bonds (Federation of American Societies for Experimental Biology Project),
   Series 2002-A, 2.72% 2030(1)                                                                              $1,500       $    1,500
Maryland Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D,
   2.68% 2029(1)                                                                                                957              957
Maryland Transportation Auth., Passsenger Fac. Charge Rev. Bonds (Baltimore/Washington International
   Airport Facs. Projects), Series 2003-B, AMT, 2.72% 2007(1)                                                 1,000            1,000


Total short-term securities (cost: $7,657,000)                                                                                 7,657

Total investment securities (cost: $213,307,000)                                                                             219,685
Other assets less liabilities                                                                                                  3,048

Net assets                                                                                                                  $222,733


(1)Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation Dept. = Department Dev. = Development Dist. = District Econ. = Economic Fac. = Facility Facs. = Facilities Fin. = Finance Fncg. = Financing G.O. = General Obligation Preref. = Prerefunded Redev. = Redevelopment Ref. = Refunding Rev. = Revenue TECP = Tax-Exempt Commercial Paper




Federal income tax information                            (dollars in thousands)
--------------------------------------------------------------------------------

Gross unrealized appreciation on investment securities               $    7,166
Gross unrealized depreciation on investment securities                     (635)
Net unrealized appreciation on investment securities                      6,531
Cost of investment securities for federal income tax purposes            213,154

Tax-Exempt Fund of Virginia(R)
Investment portfolio

October 31, 2005

                                                                                                                           unaudited
                                                                                                   Principal amount     Market value
Bonds & notes -- 94.53%                                                                                        (000)           (000)
------------------------------------------------------------------------------------------------------------------------------------

VIRGINIA -- 81.72%
STATE ISSUERS -- 30.73%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College Program), Series 1998, 5.00% 2017 $1,000           $1,035
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
   Series 2002-A, 5.00% 2011                                                                                  1,530            1,640
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project),
   Series 2002-A, 5.00% 2032 (put 2009)                                                                       3,500            3,662
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project),
   Series 2001, 5.375% 2021                                                                                   1,000            1,117
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampden-Sydney College Project),
   Series 1998, MBIA insured, 5.00% 2016                                                                        500              525
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project),
   Series 2003, 5.00% 2013                                                                                    1,000            1,063
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project),
   Series 2003, 5.00% 2014                                                                                    1,815            1,934
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010  1,300            1,416
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program),
   Series 1999-B, 5.50% 2013 (preref. 2009)                                                                   4,750            5,132
G.O. Bonds, Series 1997, 5.00% 2012 (preref. 2007)                                                              940              968
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.55% 2010                    1,000            1,036
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.65% 2011                    1,000            1,035
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015                             1,300            1,263
Housing Dev. Auth., Multi-family Housing Bonds, Series 1996-B, 5.95% 2016                                     1,000            1,022
Housing Dev. Auth., Multi-family Housing Bonds, Series 1997-B, AMT, 5.80% 2010                                1,185            1,215
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.60% 2009                                1,320            1,357
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.70% 2010                                1,240            1,274
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017                                        825              848
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express
Project),
   Series 1998, FSA insured, 5.375% 2011                                                                      1,000            1,068
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express
Project),
   Series 1998, FSA insured, 5.375% 2014                                                                      1,000            1,068
Peninsula Ports Auth., Health Care Facs. Rev. and Ref. Bonds (Mary Immaculate Project),
   Series 1994, 6.875% 2010 (preref. 2005)                                                                      765              783
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
   Series 1998, 5.00% 2008                                                                                    1,200            1,252
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
   Series 1998, 5.00% 2009                                                                                    1,100            1,151
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012                 1,000            1,065
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013                 3,700            3,933
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B,  5.00% 2010 (preref. 2008)                     1,000            1,046
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B,  5.00% 2011 (preref. 2008)                     2,100            2,197
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016 (preref. 2010)                      1,000            1,098
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015                                1,000            1,080
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017                                2,680            2,871
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017                     1,000            1,105
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017                     1,000            1,105
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-A, 5.25% 2007                          2,000            2,071







                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Bonds & notes                                                                                                 (000)            (000)
--------------------------------------------------------------------------------------------------------------------

STATE ISSUERS (continued)
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009 (preref. 2008)         $   120        $     125
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009                          2,880            2,989
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014                          1,000            1,068
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009                          1,500            1,532
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018                          2,000            2,134
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016       1,000            1,065
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017       1,480            1,573
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015 (preref. 2010)          1,000            1,080
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2001-B, AMT,
   FSA insured, 4.375% 2010                                                                                   1,490            1,537
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014              1,460            1,582
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003, 5.00% 2020                2,000            2,101
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B,
   AMT, MBIA insured, 5.00% 2016                                                                              1,000            1,047
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015                    4,825            5,180
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019                2,000            2,057
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026                2,500            2,561
Virginia Polytechnic Institute and State University, University Services System and
   General Rev. Pledge Bonds, Series 1996-C, 5.35% 2009 (preref. 2006)                                        1,000            1,033
                                                                                                                              79,099

CITY & COUNTY ISSUERS -- 50.99%
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital),
   Series 1998, 5.00% 2008                                                                                    1,015            1,049
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital),
   Series 1998, 5.00% 2009                                                                                    1,020            1,062
Industrial Dev. Auth. of Albermarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds
   (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032                                        2,000            1,953
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011                                                    1,000            1,125
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012                                                    1,000            1,139
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac.
   Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project),
   Series 1998-B, AMT, FSA insured, 5.375% 2012                                                               2,785            2,916
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds
   (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009                                       2,100            2,148
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds
   (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)                                          1,000            1,100
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009                           1,300            1,403
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011                           1,500            1,651
City of Chesapeake, G.O. Ref. Bonds, Series 1993, 5.40% 2008                                                  1,000            1,062
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013                                           3,000            3,228
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009                                  330              331
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects),
   Series 2005, 5.00% 2024                                                                                    3,000            3,134
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027                                                   1,640            1,717
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration
   Building Project Phase I), Series 2005-A, 5.00% 2028                                                       2,615            2,707
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
   Series 1999-A, 6.75% 2012                                                                                    500              537
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
   Series 1999-A, 7.50% 2029                                                                                  2,500            2,709
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health Systems Project),
   Series 1998-A, 5.00% 2011                                                                                  1,500            1,555
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
   Series 1993-A, 5.00% 2007                                                                                    750              772
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
   Series 1993-A, 5.00% 2011                                                                                  1,000            1,061







                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Bonds & notes                                                                                                 (000)            (000)
--------------------------------------------------------------------------------------------------------------------

CITY & COUNTY ISSUERS (continued)
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
   Series 1993-A, 5.25% 2019                                                                                 $2,500           $2,695
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
   Series 1993-A, FSA insured, 5.25% 2019                                                                     1,000            1,092
Fairfax County, Public Improvement and Ref. Bonds, Series 2004-A, 5.00% 2006                                  1,300            1,311
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project),
   Series 1998-A, FHA insured, 5.05% 2010                                                                       855              876
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021                                    1,000            1,086
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019                                  1,000            1,104
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027        1,500            1,535
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014                         1,000            1,080
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015                         1,500            1,612
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013                                  2,240            2,408
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014                                  1,000            1,077
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011                                  1,000            1,077
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 4.00% 2009                                                500              507
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012                                              1,220            1,293
City of Hampton, Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2020                            1,000            1,061
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at
   Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2010                                               1,375            1,544
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at
   Hanover Medical Park), Series 1995, MBIA insured, 6.375% 2018                                              1,500            1,752
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013                                580              610
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds
   (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1995, AMT, 5.30% 2011 (put 2005)      1,000            1,000
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris
    Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014                               1,000              934
Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds (Memorial Hospital of Martinsville
    and Henry County), Series 1997, 6.00% 2017 (preref. 2007)                                                 1,000            1,042
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds
   (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026                                                      2,250            2,224
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds
   (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034                                                        750              745
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc.
Project),
   Series 2003-A, AMT, 4.10% 2023 (put 2009)                                                                  1,000              993
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
   Series 1998, 6.25% 2026                                                                                    2,490            2,626
Industrial Dev. Auth. of Loudoun County, Public Safety Fac. Lease Rev. Bonds (Loudon County Public
   Safety Facs. Project), FSA insured, 5.25% 2016                                                             1,000            1,082
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project),
   Series 2004-A, 6.00% 2024                                                                                  2,000            2,101
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012                             1,795            1,936
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012 (preref. 2010)                       1,000            1,070
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015 (preref. 2011)                         500              544
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000,
   FSA insured, 5.00% 2014 (preref. 2011)                                                                     1,185            1,274
City of Manassas, G.O. Bonds, Series 1997-A, 5.00% 2013 (preref. 2008)                                        1,000            1,056
City of Newport News, G.O. General Improvement and Water Bonds, Series 2002-A, 5.00% 2016                     1,585            1,683
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020                               1,000            1,059
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010                          1,000            1,064
City of Norfolk, G.O. Capital Improvement and Ref. Bonds, Series 2002, MBIA insured, 5.00% 2011               1,000            1,067
Industrial Dev. Auth. of the City of Norfolk, Health Care Rev. Bonds (Bon Secours Health System),
   Series 1997, MBIA insured, 5.00% 2007                                                                      1,250            1,287
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2014                      1,485            1,564
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2015                      1,565            1,660






                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Bonds & notes                                                                                                 (000)            (000)
--------------------------------------------------------------------------------------------------------------------

CITY & COUNTY ISSUERS (continued)
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince
William),
   Series 2003, 5.00% 2013                                                                                   $1,000       $    1,045
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
   Series 1999-A, 6.85% 2019                                                                                    827              856
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
   Series 1999-B, 7.00% 2029                                                                                    455              477
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds,
   Series 1999, 6.25% 2026                                                                                    2,448            2,611
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2014          1,000            1,080
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019          1,635            1,737
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)   1,000            1,098
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2005-B, FSA insured, 5.00% 2014                  1,500            1,620
City of Richmond, Public Utility Rev. Ref. Bonds, Series 1998-A, 5.25% 2009                                   1,500            1,572
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC insured, 5.25% 2012            1,000            1,090
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC insured, 5.25% 2017            1,120            1,234
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, MBIA insured, 5.00% 2015                    1,000            1,068
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group),
   Series 2002-A, MBIA insured, 5.50% 2015                                                                    3,500            3,769
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)        1,500            1,609
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)        1,500            1,609
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)                 2,425            2,614
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)                 2,425            2,614
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016                         1,350            1,458
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017                         1,000            1,081
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System),
   Series 1998, 5.25% 2011                                                                                    1,000            1,047
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project),
   Series 1993, AMBAC insured, 5.125% 2018                                                                    2,200            2,366
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project),
   Series 1993, AMBAC insured, 6.00% 2011                                                                     1,000            1,106
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I),
   Series 2002-A, 5.375% 2017                                                                                 1,500            1,627
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I),
   Series 2002-A, 5.00% 2021                                                                                  2,000        2,091
County of Isle of Wight Industrial Dev. Auth., Environmental Improvement Rev. Bonds
   (International Paper Co.Projects), Series 2000-A, AMT, 6.60% 2024                                          2,590            2,774
County of Isle of Wight Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co.
Projects),
   Series 2004-A, 4.05% 2014                                                                                  1,000              958
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
   Winchester, Inc.), Series 2005-A, 4.875% 2019                                                              1,005              989
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
   Winchester, Inc.), Series 2005-A, 5.20% 2027                                                               1,000              995
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
   Winchester, Inc.), Series 2005-A, 5.30% 2035                                                               1,000              994
                                                                                                                             131,279

DISTRICT OF COLUMBIA -- 5.98%
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, 5.50% 2007    1,500            1,551
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, MBIA insured,
   5.25% 2010                                                                                                 1,000            1,047
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT,
   MBIA insured, 5.50% 2014                                                                                   1,000           1,072
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT,
   MBIA insured, 5.25% 2017                                                                                   1,000           1,063
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds,
   Series 2002-D, AMT, FSA insured, 5.375% 2013                                                               1,000            1,064
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D,
   AMT, FSA insured, 5.375% 2014                                                                              1,000            1,060
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D,
  AMT, FSA insured, 5.375% 2016                                                                               1,995            2,110
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A,
  AMT, FGIC insured, 5.00% 2008                                                                               1,000            1,038
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-C-1,
  AMT, FSA insured, 5.00% 2008                                                                                1,000            1,038
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D,
  AMT, MBIA insured, 5.25% 2012                                                                               1,000            1,066
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT,
  MBIA insured, 5.00% 2019                                                                                    1,000            1,030
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D,
  AMBAC insured, 5.00% 2021                                                                                   2,155            2,257
                                                                                                                              15,396





                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Bonds & notes                                                                                                 (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------

PUERTO RICO -- 5.50%
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)    $2,000       $    2,120
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)   1,150            1,220
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)                      1,540            1,669
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)                        500              542
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2014                                1,000            1,094
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, MBIA insured, 5.25% 2029 (put 2012)       2,000            2,155
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)      1,000            1,079
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)       3,000            3,238
Public Improvement Ref. G.O. Bonds, Series 2004-A, 5.00% 2030 (put 2012)                                      1,000            1,044
                                                                                                                              14,161

VIRGIN ISLANDS -- 1.33%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009                  1,000            1,048
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-C, 5.50% 2007                  1,000            1,038
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017                             750              800
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018                             500              532
                                                                                                                               3,418

Total bonds & notes (cost: $237,407,000)                                                                                     243,353




Short-term securities -- 4.91%
------------------------------------------------------------------------------------------------------------------------------------

Industrial Dev. Auth. of Clarke County, Virginia, Hospital Fac. Rev. Bonds (Winchester Medical Center, Inc.),
   Series 2000, FSA insured, 2.78% 2030(1,2)                                                                    500              500
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute
Issue),
   Series 2003-A, 2.71% 2038(1,2)                                                                             1,600            1,600
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute
Issue),
   Series 2003-B, 2.70% 2038(1,2)                                                                             2,400            2,400
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute
Issue),
   Series 2003-C, 2.77% 2038(1,2)                                                                               265              265
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Ref. Bonds (Carilion Health System
Obligated Group),
   Series 2002-B, 2.74% 2027(1,2)                                                                             2,270            2,270
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Ref. Bonds (Carilion Health System
Obligated Group),
   Series 2002-D, 2.71% 2027(1,2)                                                                             3,500            3,500
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Ref. Bonds (Carilion Health System
Obligated Group),
   Series 2002-E, 2.72% 2027(1,2)                                                                               870              870
State of Virginia, Peninsula Ports Auth., Coal Termination Rev. Ref. Bonds (Dominion Terminal Associates
Project),
   Series 1987-D, 2.72% 2016(1)                                                                               1,050            1,050
State of Virginia, Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds,
   Series 2003-A, 2.73% 2034(1,2)                                                                               200              200


Total short-term securities (cost: $12,655,000)                                                                               12,655

Total investment securities (cost: $250,062,000)                                                                             256,008
Other assets less liabilities                                                                                                  1,434

Net assets                                                                                                                  $257,442


(1)Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date. (2)This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

                                                                       unaudited

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. Of Part. = Certificates of Participation Dept. = Department Dev. = Development Dist. = District Econ. = Economic Fac. = Facility Facs. = Facilities Fin. = Finance Fncg. = Financing G.O. = General Obligation Preref. = Prerefunded Redev. = Redevelopment Ref. = Refunding Rev. = Revenue TECP = Tax-Exempt Commercial Paper




Federal income tax information                            (dollars in thousands)
--------------------------------------------------------------------------------

Gross unrealized appreciation on investment securities                $   7,158
Gross unrealized depreciation on investment securities                   (1,015)
Net unrealized appreciation on investment securities                      6,143
Cost of investment securities for federal income tax purposes           249,865

ITEM 2 - - Controls and Procedures


The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                      The American Funds Tax-Exempt Series I

                      By   /s/Jeffrey L. Steele, President and PEO

                      Date: December 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Jeffrey L. Steele, President and PEO

Date: December 28, 2005



 By  /s/Michael W. Stockton, Vice President , Treasurer
        and Principal Financial Officer

Date: December 28, 2005